COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 13. COMMITMENTS AND CONTINGENCIES

Commitments

As of September 30, 2025, the Company did not have any significant capital and other commitments.

Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matters will have a material adverse effect on its financial position, cash flows or results of operations on an individual basis or in the aggregate. As of September 30, 2025 and March 31, 2025, the Company is not a party to any material legal or administrative proceedings.

NOTE 11. COMMITMENTS AND CONTINGENCIES

Commitments

As of March 31, 2025, the Company did not have any significant capital and other commitments.

Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matters will have a material adverse effect on its financial position, cash flows or results of operations on an individual basis or in the aggregate. As of March 31, 2025 and 2024, the Company is not a party to any material legal or administrative proceedings.